ORGANIZATION, VIE Structure and Disclosures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
VIE disclosures [Abstract]
Total fee billed	$ 171,962	$ 90,510	$ 74,875
Aggregate carrying amounts of total assets	10,455,671	5,224,169
Aggregate carrying amounts of total liabilities	7,035,432	4,051,517
VIEs [Member]
VIE disclosures [Abstract]
Aggregate carrying amounts of total assets	356,057	598,727
Aggregate carrying amounts of total liabilities	$ 494,014	$ 714,034